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                               THE DRAKE FUNDS TRUST
                          660 MADISON AVENUE, 16TH FLOOR
                                NEW YORK, NY 10021



March 2, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



Re: The Drake Funds Trust -- Low Duration Fund and Total Return Fund, Drake Class and Administrative Class Shares (File Nos. 333-119650, 811-21651) (the "Registrant")



Dear Sir or Madam:

         I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

         1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2006 (the "Amendment"); and

         2. The text of the Amendment has been filed electronically.


                                    Very truly yours,


                                    /s/ W. Christopher Appler
                                    --------------------------------------------
                                    W. Christopher Appler
                                    Secretary